Unaudited Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flow from operating activities
Result for the year	€ (10,079)	€ (7,658)
Adjustments for:
Other income	(222)
Depreciation	678	691
Share-based compensation	758	736
Financial income and expense	(508)	(488)
Results related to financial liabilities measured at fair value through profit or loss	(282)	68
Income tax expenses		3
Changes in working capital	(6,721)	(9,224)
Cash used in operations	(16,376)	(15,872)
Corporate income tax paid		(3)
Interest received	788	932
Interest paid	(210)	(189)
Net cash used in operating activities	(15,798)	(15,132)
Cash flow from investing activities
Increase in financial asset - current		(17,000)
Purchases of property, plant and equipment	(224)	(732)
Net cash used in investing activities	(224)	(17,732)
Cash flow from financing activities
Proceeds from exercise of share options	67	162
Repayment of lease liability	(567)	(581)
Net cash used in financing activities	(500)	(419)
Net decrease in cash and cash equivalents	(16,522)	(33,283)
Currency effect cash and cash equivalents	(472)	71
Cash and cash equivalents at beginning of the period	149,408	118,925
Cash and cash equivalents at the end of the period	€ 132,414	€ 85,713